Accounting Policies - Schedule of Right-of-Use assets of the Lease Terms and the Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2024
Leasehold land [Member]
Schedule of Right-of-Use assets of the Lease Terms and the Estimated Useful Lives of the Assets [Line Items]
Right-of-use assets of estimated useful lives	30 years
Buildings [Member] | Bottom of range [member]
Schedule of Right-of-Use assets of the Lease Terms and the Estimated Useful Lives of the Assets [Line Items]
Right-of-use assets of estimated useful lives	2 years
Buildings [Member] | Top of range [member]
Schedule of Right-of-Use assets of the Lease Terms and the Estimated Useful Lives of the Assets [Line Items]
Right-of-use assets of estimated useful lives	7 years